Note 7 - Convertible Notes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 30, 2022	Jul. 04, 2022	Feb. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	May 04, 2022	Dec. 31, 2021
Gain (Loss) on Extinguishment of Debt				$ 0	$ (59)
Convertible Debt				$ 0
Conversion of Director Notes Into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)					11,088
Phyto IV LP [Member] | Convertible Debt [Member]
Debt Instrument, Face Amount						$ 150
Gain (Loss) on Extinguishment of Debt		$ 8
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 28.85				$ 72.12
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Extension Fee Percentage						1.50%
Convertible Debt Issued to Various Investors [Member]
Debt Instrument, Face Amount		$ 555
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 28.85
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Extension Fee Percentage		1.50%
Convertible Debt Issued to Various Investors [Member] | Conversion of Debt and Interest Into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	19,628
WPC and Origa [Member] | Convertible Debt and Stock Warrants [Member]
Warrants and Rights Outstanding		$ 551	$ 478
WPC and Origa [Member] | Side Letter [Member]
Debt Instrument, Face Amount		2,936	1,886				$ 1,000
Gain (Loss) on Extinguishment of Debt		$ 509	$ (576)
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 28.85	$ 72.12
Phyto IV LP [Member] | Conversion of Debt and Interest Into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	5,386